--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 SHAREHOLDER LETTER
                                                                February 1, 1996

Dear Shareholder:

  As the Federal Reserve orchestrated a picture perfect soft landing for the economy, 1995 finished as a very good year for investors. When the Department of Commerce releases its data it will show an economy which grew 2% based on the Gross Domestic Product, with inflation around 2.5%. This soft landing differs from other cycles in two ways, unemployment declined and short-term rates remained high while long-term rates declined. This phenomenon is called a flattening of the yield curve and occurs when investors believe that inflation is not going to rise and reduce the value of future investments. The flattening of the yield curve benefited the shareholders of the Fund in 1995 because it resulted in higher yields throughout the year, which is atypical in a slowing economy.

  We start 1996 with some important issues facing us: will we get a balanced budget resolution and how resilient is the economy? It appears that the politicians have not practiced the art of compromise thus far; however, we believe the process will inevitably lead to a resolution that will be beneficial to all Americans. Another issue of importance is the future direction of the economy. Consumers are concerned about their long-term employment prospects and generally have too much debt. Some of the reasons why there is concern includes the continuation of consolidations (e.g., Chase and Chemical Bank), downsizings (e.g., AT&T) and bankruptcies (e.g., retail sector) in corporate America, all of which give consumers reasons not to spend more than in the past. Inventories of unsold goods are high, and the harsh winter has magnified this problem as we begin the new spring selling season. Lastly, the export picture is not quite as optimistic as many economists thought. Many countries in Europe are, surprisingly, economically weak, and the recent rise in the U.S. Dollar will make our products more expensive and therefore less desirable abroad.

  The SunAmerica Money Market Fund performed well in 1995 because of the longer average maturity maintained throughout most of the year. Currently the average maturity stands at approximately 45 days. As always, we are focusing on credit quality and liquidity as we continue to provide you with a very competitive yield.

                                         /s/ P. Christopher Leary

                                         P. Christopher Leary
                                         Portfolio Manager

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995

                                               PRINCIPAL
                                                 AMOUNT                                  VALUE
SECURITY DESCRIPTION                         (IN THOUSANDS)   RATE*      MATURITY       (NOTE 2)
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--62.7%
Abbey National North America                    $ 5,000       5.71%       1/05/96     $  4,996,828
Accor S.A.                                        7,961       5.62        3/01/96        7,886,432
AT&T Capital Corp.                                5,000       5.70        1/10/96        4,992,875
Banque Internationale a Luxembourg, Inc.          8,000       5.70        1/09/96        7,989,867
Cemex S.A.                                        5,000       5.69        2/22/96        4,958,906
Chemical Banking Corp.                            5,000       5.72        1/31/96        4,976,167
Corporacion Andina de Fomento                     8,000       5.74        1/31/96        7,961,733
Cosco Co. Ltd.                                   10,000       5.72        2/13/96        9,931,678
CPC International, Inc.#                          5,000       5.71        1/12/96        4,991,276
Fayette Funding L.P.                             10,000       5.73        2/14/96        9,929,967
General Electric Capital Corp.                    7,000       5.58        3/08/96        6,927,305
Golden Peanut Co.                                 3,000       5.65        2/21/96        2,975,988
Goldman Sachs Group L.P.                         10,000       5.60    4/09/96-4/17/96    9,839,778
Hanson Finance PLC                                7,000       5.58        3/07/96        6,928,390
Indosuez N.A., Inc.                               7,000       5.71        1/04/96        6,996,669
International Securitization Corp.               16,130     5.75-6.00 1/04/96-3/07/96   16,070,421
Island Finance Puerto Rico, Inc.                  4,487       5.67        2/23/96        4,449,545
JMG Funding L.P.                                  9,000       5.73        1/17/96        8,977,080
Mayne Nickless Ltd.                               5,000       5.75        2/07/96        4,970,451
Merrill Lynch & Co., Inc.                        16,000     5.68-5.70 1/16/96-3/06/96   15,889,334
Morgan (J.P.) & Co., Inc.                         7,000       5.58        1/03/96        6,997,830
Morgan Stanley Group, Inc.                        8,000       5.75        1/30/96        7,962,944
Orix America, Inc.#                              11,500     5.77-6.00 2/01/96-3/15/96   11,387,033
Petroleos de Venezuela S.A.                       7,000       5.60        3/08/96        6,927,044
Quebec (Province of)                              8,000       5.70        1/30/96        7,963,267
Southland Corp.                                   7,000       5.70        3/05/96        6,929,067
SRD Finance, Inc.                                 5,000       6.05        1/18/96        4,985,715
Telefonica N.A., Inc.                             8,000       5.65        4/01/96        7,885,744
TMI-1 Fuel Corp.                                 10,000       5.78        1/11/96        9,983,944
Windmill Funding Corp.#                           6,000       5.80        1/25/96        5,976,800
Working Capital Management Co. L.P.               1,114       6.10        2/09/96        1,106,638
                                                                                      ------------
TOTAL COMMERCIAL PAPER                                                                 230,746,716
 (amortized cost $230,746,716)                                                        ------------
GOVERNMENT AGENCIES--5.5%
Agency for International Development India+       4,000       5.50        1/03/96        4,011,699
Agency for International Development Isra-
 el+                                              3,975       5.50        1/03/96        3,974,755
Agency for International Development Pana-
 ma+                                              5,365       6.40        1/03/96        5,400,379
Federal Farm Credit Bank+                         7,000       5.93        3/17/96        7,000,318
                                                                                      ------------
TOTAL GOVERNMENT AGENCIES                                                               20,387,151
 (amortized cost $20,387,151)                                                         ------------

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995--(CONTINUED)

                                                   PRINCIPAL
                                                     AMOUNT                                   VALUE
SECURITY DESCRIPTION                             (IN THOUSANDS)   RATE*       MATURITY       (NOTE 2)
-------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES--18.9%
Bear Stearns & Co., Inc.+                           $15,000     5.94-6.16% 1/25/96-3/18/96 $ 15,013,741
Carolina Power & Light Co.                            2,500       5.13         4/01/96        2,495,150
Citicorp                                              1,000       9.35         6/03/96        1,012,249
Ford Motor Credit Co.                                 3,500       8.25         5/15/96        3,525,304
Goldman Sachs & Co.#+                                 6,000       6.11         1/15/96        6,001,267
Gulf Coast Texas, I.D.A.+                            10,000       6.15         1/02/96       10,000,000
Liberty Mutual Capital Corp.                          6,000       8.50         7/08/96        6,070,144
NBD Bank                                              8,000       6.40     4/25/96-4/29/96    7,999,812
Norwest Corp., Series D+                              2,000       5.93         1/17/96        2,000,162
PNC Bank, N.A.+                                      13,000     5.58-5.87  1/03/96-1/16/96   12,993,263
World Saving and Loan Association                     2,500       4.85         4/01/96        2,493,192
                                                                                           ------------
TOTAL MEDIUM TERM NOTES                                                                      69,604,284
 (amortized cost $69,604,284)                                                              ------------
TAXABLE MUNICIPAL MEDIUM TERM
 NOTES--9.6%
Illinois Student Assistance Corp.+                   14,300     5.83-6.16      1/03/96       14,300,000
New Hampshire State Industrial
 Development Authority                               13,000       5.85         2/13/96       13,000,000
State of Texas Veteran's Housing Assis-                                                       7,900,000
 tance+                                               7,900       5.86         1/03/96     ------------
TOTAL TAXABLE MUNICIPAL MEDIUM TERM
 NOTES                                                                                       35,200,000
 (amortized cost $35,200,000)                                                              ------------
TOTAL INVESTMENT SECURITIES                                                                 355,938,151
 (amortized cost $355,938,151)                                                             ------------
REPURCHASE AGREEMENT--3.1%
Joint Repurchase Agreement Account (Note
 3)                                                                                          11,284,000
 (cost $11,284,000)                                  11,284       5.82         1/02/96     ------------
TOTAL INVESTMENTS--
 (amortized cost $367,222,151**)           99.8%                                            367,222,151
Other assets less liabilities--             0.2                                                 884,521
                                          -----                                            ------------
NET ASSETS                                100.0%                                           $368,106,672
                                          =====                                            ============

--------
 *Rates shown are rates in effect as of December 31, 1995
** At December 31, 1995 the cost of securities for Federal income tax purposes was the same as for book purposes
# Resale restricted to qualified institutional buyers
 + Variable rate security; maturity date reflects next reset date

                  PORTFOLIO BREAKDOWN AS A PERCENTAGE OF NET ASSETS (EXCLUDING REPURCHASE AGREEMENT) BY INDUSTRY
Finance             23.0%       Telecommunication   3.5%        Electronics   1.9%
Securities Holding              Electric            3.4         Retail        1.9
 Company            14.9        Food & Beverages    2.2         Oil & Gas     1.9
Municipalities      12.3        Foreign Government  2.2         Insurance     1.7
Banking             11.9        Lodging             2.1         Materials     1.3
Government                      Savings & Loan      2.0         Automotive    1.0
 Agencies            5.5                                                     ----
Transportation       4.0                                                     96.7%
                                                                             ====

@ As grouped by Moody's Investors Service Global Short Term Market Record

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1995

ASSETS:
Investment securities, at value (amortized cost $367,222,151)....... $367,222,151
Cash................................................................       54,972
Interest receivable.................................................    1,529,704
Receivable for fund shares sold.....................................      968,111
Prepaid expenses....................................................       80,716
                                                                     ------------
 Total assets.......................................................  369,855,654
                                                                     ------------
LIABILITIES:
Payable for fund shares repurchased.................................    1,273,748
Accrued expenses....................................................      237,047
Investment advisory and management fees payable.....................      154,763
Distribution and service maintenance fees payable...................       78,013
Dividends payable...................................................        5,411
                                                                     ------------
 Total liabilities..................................................    1,748,982
                                                                     ------------
   Net assets....................................................... $368,106,672
                                                                     ============
NET ASSETS WERE COMPOSED OF:
Common Stock, $.001 par value....................................... $    368,103
Additional paid-in capital..........................................  367,639,951
                                                                     ------------
                                                                      368,008,054
Accumulated undistributed net investment income.....................       98,618
                                                                     ------------
   Net assets....................................................... $368,106,672
                                                                     ============
CLASS A (UNLIMITED SHARES AUTHORIZED):
 Net asset value ($316,307,871/316,304,820 shares outstanding)......        $1.00
                                                                            =====
CLASS B (UNLIMITED SHARES AUTHORIZED):
 Net asset value ($51,798,801/51,797,995 shares outstanding)........        $1.00
                                                                            =====

--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
 Interest..............................................             $18,765,665
                                                                    -----------
EXPENSES:
 Investment advisory and management fees...............  $1,560,968
 Service maintenance fees--Class A.....................     373,008
 Distribution and service maintenance fees--Class B....     571,694
 Transfer agent and shareholder servicing fees and
  expenses--Class A....................................     653,088
 Transfer agent and shareholder servicing fees and
  expenses--Class B....................................     176,054
 Custodian fees and expenses...........................     127,419
 Registration fees--Class A............................      59,457
 Registration fees--Class B............................      14,175
 Directors' fees and expenses..........................      40,061
 Audit and tax consulting fees.........................      30,715
 Printing expense......................................      11,315
 Legal fees and expenses...............................      10,985
 Insurance expense.....................................       7,209
 Miscellaneous expenses................................      17,005   3,653,153
                                                         ----------
 Less: expense offset..................................                (195,627)
                                                                    -----------
 Net expenses..........................................               3,457,526
                                                                    -----------
 Net investment income.................................              15,308,139
                                                                    -----------
 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......             $15,308,139
                                                                    ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                               FOR THE YEAR      FOR THE YEAR
                                                   ENDED             ENDED
                                             DECEMBER 31, 1995 DECEMBER 31, 1994
                                             ----------------- -----------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income.....................    $ 15,308,139      $  9,362,232
                                               ------------      ------------
 Net increase in net assets resulting from
  operations...............................      15,308,139         9,362,232
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment income (Class A)......     (12,540,465)       (7,019,390)
 From net investment income (Class B)......      (2,793,748)       (2,312,911)
                                               ------------      ------------
 Total dividends and distributions to
  shareholders.............................     (15,334,213)       (9,332,301)
INCREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS (NOTE 5).....................      55,776,169        81,252,104
                                               ------------      ------------
 Total increase in net assets..............      55,750,095        81,282,035
NET ASSETS:
 Beginning of year.........................     312,356,577       231,074,542
                                               ------------      ------------
 End of year (including undistributed net
  investment income of $98,618 and $124,692
  at December 31, 1995 and December 31,
  1994, respectively)......................    $368,106,672      $312,356,577
                                               ============      ============

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                                                                     RATIO OF    RATIO OF
                 NET                                      NET                 NET    EXPENSES      NET
                ASSET                TOTAL    DIVIDENDS  ASSET               ASSETS     TO      INVESTMENT
                VALUE      NET        FROM     FROM NET  VALUE               END OF  AVERAGE    INCOME TO
   PERIOD     BEGINNING INVESTMENT INVESTMENT INVESTMENT END OF   TOTAL      PERIOD    NET       AVERAGE
   ENDED      OF PERIOD   INCOME   OPERATIONS   INCOME   PERIOD RETURN(1)   (000'S)   ASSETS    NET ASSETS
----------------------------------------------------------------------------------------------------------
                                                      CLASS A
                                                      -------
 12/31/91      $1.000     $0.052     $0.052    $(0.052)  $1.000   5.32%     $270,405   1.21%       5.25%
 12/31/92       1.000      0.027      0.027     (0.027)   1.000   2.74       215,521   1.27        2.76
 12/31/93       1.000      0.023      0.023     (0.023)   1.000   2.32       189,160   1.16        2.30
 12/31/94       1.000      0.034      0.034     (0.034)   1.000   3.47       213,958   1.00        3.43
 12/31/95       1.000      0.051      0.051     (0.051)   1.000   5.18       316,308   1.01(2)     5.04
                                                        CLASS B
                                                        -------
 09/24/93-
  12/31/93     $1.000     $0.004     $0.004    $(0.004)  $1.000   0.44%(3)   $41,915   1.69%(4)    1.69%(4)
 12/31/94       1.000      0.027      0.027     (0.027)   1.000   2.76        98,398   1.69        2.91
 12/31/95       1.000      0.044      0.044     (0.044)   1.000   4.49        51,799   1.78(2)     4.37

--------
(1) Total return does not reflect sales load
(2) The expense ratio reflects the effect of a gross up of custody and transfer agent expense credits of .05% and .13% for Class A and Class B, respectively
(3) Total return is not annualized
(4) Annualized

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1995

  NOTE 1. ORGANIZATION
  SunAmerica Money Market Fund (the "Fund") is an open-end diversified management investment company organized as a Maryland Corporation.

  Effective September 24, 1993, the Fund offered Class A shares and Class B shares. The offering price is the next determined net asset value per share. For Class B shares only, a declining contingent deferred sales charge ("CDSC") is imposed on certain redemptions made within six years. Class B shares of the Fund convert automatically to Class A shares on the first business day of the month seven years after the issuance of such Class B shares and at such time are no longer subject to a distribution fee. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B shares are subject to distribution fees.

  NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

  SECURITY VALUATIONS: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

  REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

  Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income are declared daily and paid monthly.

  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1995--(CONTINUED)

  STATEMENT OF POSITION 93-2: As required by Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, permanent book-tax differences relating to shareholder distributions have been reclassified to paid in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected. For the year ended December 31, 1995, no such reclassifications were required.

  FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required.

  NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT
  As of December 31, 1995, the Fund had a 6.8% undivided interest, which represented $11,284,000 in principal amount, in a repurchase agreement in the joint account. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  Yamaichi International (America), Inc., Repurchase Agreement, 5.82% dated 12/29/95, in the principal amount of $164,950,000 repurchase price $165,056,668 due 1/2/96 collateralized by $17,455,000 U.S. Treasury Notes 5.75% due 8/15/03, $50,000,000 U.S. Treasury Notes 4.75% due 8/31/98,
  $18,735,000 U.S. Treasury Notes 5.125% due 3/31/98, $5,000,000 U.S. Treasury
  Notes 5.50% due 9/30/97, $50,000,000 U.S. Treasury Notes 5.50% due 9/30/97,
  $18,955,000 U.S. Treasury Notes 7.50% due 12/31/96 and $4,885,000 U.S.
  Treasury Notes 5.625% due 6/30/97, approximate aggregate value $168,257,239.

  NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT
  The Fund has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of the Fund's portfolio and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo is computed daily and payable monthly, at an annual rate of .50% on the first $600 million of the Fund's daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion.

  SAAMCo has agreed that, in any fiscal year, it will refund or rebate its management fee to the Fund to the extent that the Fund's expenses (including the fees of SAAMCo and amortization of organizational expenses, but excluding interest, taxes, brokerage commissions, distribution fees and other extraordinary expenses) exceed the most restrictive expense limitation imposed by states where the Fund's shares are sold. The most restrictive expense limitation is presently believed to be 2 1/2% of the first $30 million of the Fund's daily net assets, 2% of the next $70 million of net assets and 1 1/2% of such net assets in excess of $100 million. For the year ended December 31, 1995, no such reimbursement was required.

  The Fund has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an indirect wholly owned subsidiary of SunAmerica Inc. The Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of directors and approved

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1995--(CONTINUED)

  by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares will not be used to subsidize the sale of Class A shares.

  Under the Class B Plan the Distributor receives payments from the Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B Plan may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Fund may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. For the year ended December 31, 1995, SACS earned fees of $944,702 from the Fund.

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class B shares. For the year ended December 31, 1995, SACS informed the Fund that it received approximately $372,779 in contingent deferred sales charges.

  The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement permits the Fund to reimburse SAFS for costs incurred in providing such services which is approved annually by the Directors. For the year ended December 31, 1995 the Fund (Class A, Class B) incurred expenses of $686,826 to reimburse SAFS pursuant to the terms of the Service Agreement. Of this amount, $68,096 was payable to SAFS at December 31, 1995.

  NOTE 5. CAPITAL SHARE TRANSACTIONS
  Transactions in shares of each class, all at $1.00 per share, for the year ended December 31, 1995 and for the prior year were as follows:

                                               MONEY MARKET FUND
                             --------------------------------------------------------
                                       CLASS A                      CLASS B
                             ----------------------------  --------------------------
                                FOR THE        FOR THE       FOR THE       FOR THE
                              YEAR  ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                  1995           1994          1995          1994
                             --------------  ------------  ------------  ------------
   Shares sold.............   1,100,031,147   904,696,309   445,571,488   504,544,389
   Reinvested dividends....      12,194,638     6,720,048     2,179,516     1,759,780
   Shares redeemed.........  (1,009,865,935) (886,631,162) (494,334,685) (449,837,260)
                             --------------  ------------  ------------  ------------
   Net increase (decrease).     102,359,850    24,785,195   (46,583,681)   56,466,909
                             ==============  ============  ============  ============

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1995--(CONTINUED)

  NOTE 6. DIRECTORS' RETIREMENT PLAN
  The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1995, the Fund had accrued $16,064 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1995, expensed $12,175 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

--------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND
 REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of SunAmerica Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Fund (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York
February 13, 1996

-------------------------------------------------------------------------------

 SUNAMERICA MONEY MARKET FUND

TRUSTEES                                 INVESTMENT MANAGER AND ADMINISTRATOR
S. James Coppersmith                     SunAmerica Asset Management Corp.
Samuel M. Eisenstat                      The SunAmerica Center
Stephen J. Gutman                        733 Third Avenue
Peter A. Harbeck                         New York, NY 10017-3204
Peter McMillan III
Sebastiano Sterpa                        DISTRIBUTOR
                                         SunAmerica Capital Services, Inc.
                                         The SunAmerica Center
OFFICERS                                 733 Third Avenue
Peter A. Harbeck, President              New York, NY 10017-3204
Nancy Kelly, Vice President
P. Christopher Leary, Vice President
Robert M. Zakem, Secretary               SHAREHOLDER SERVICING AGENT
Peter C. Sutton, Treasurer               SunAmerica Fund Services, Inc.
John T. Genoy, Assistant Treasurer       The SunAmerica Center
Donna M. Handel, Assistant Treasurer     733 Third Avenue
Hilary R. Kastleman, Assistant Secretary New York, NY 10017-3204
Abbe P. Stein, Assistant Secretary
                                         CUSTODIAN AND TRANSFER AGENT
                                         State Street Bank & Trust Company
                                         P.O. Box 419572
                                         Kansas City, MO 64141-6572

-------------------------------------------------------------------------------
FASTFACTS . . . AVAILABLE FOR YOUR CONVENIENCE
The easy and convenient way to obtain the most current information on your mutual funds. By calling our toll free number, 1-800-654-4760, you can receive mutual fund information 24 hours a day. If you require any additional information, please call us at 1-800-858-8850 Monday-Friday 9:00 a.m.-6:00 p.m. (Eastern time).

HERE'S HOW IT WORKS
All you need is:
 * A Touch-Tone Telephone
 * Your account number
 * Your Personal Identification number "PIN"
(the last four digits of your Social Security number, a tax identification number or a number chosen by you)
 * Your Fund Code

                       CLASS
                      -------
                       A   B
EQUITY FUNDS          --- ---
Balanced Assets        51 551
Global Balanced        23 523
Blue Chip Growth      522  22
Mid-Cap Growth         71 571
Small Company Growth   36 536
Growth and Income      24 524

                     CLASS
                    -------
                     A   B
INCOME FUNDS        --- ---
U.S. Government
 Securities          70 570
Federal Securities  534  34
Diversified Income  580  80
High Income          28 228
Tax Exempt Insured   33 533
Money Market         35 535

FUNCTIONS
 1 Price                                     12 Duplicate Statement
 2 Account Balance                           13 Year-End Tax
 4 Last Transaction                             Information/Duplicate Tax
 5 Help                                         Forms
10 Check Reorder (Money Market Only)         16 Change "PIN"
                                             17 Last Dividend Transaction

-------------------------------

                                                                     BULK RATE
 SUNAMERICA MONEY MARKET FUND
                                                                       U.S.
 THE SUNAMERICA CENTER                                                POSTAGE

 733 THIRD AVENUE                                                      PAID

 NEW YORK, NY 10017-3204                                              Kansas
                                                                     City, MO
                                                                    PERMIT NO.
 1-800-858-8850                                                        3657



This report is submitted
solely for the general
information of shareholders
of the Fund. Distribution of
this report to persons other
than shareholders of the Fund
is authorized only in
connection with a currently
effective prospectus, setting
forth details of the Fund,
which must precede or
accompany this report.

SPONSORED BY:

  [LOGO] SunAmerica
         Asset Management

MMANN

                                                               December 31, 1995
  SunAmerica

  Money  Market

  Fund
                                      Annual
                                      Report




  [LOGO] SunAmerica
         Asset Management